Accounts Receivable, Net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Jul. 12, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, Net [Line Items]
Account receivable non current							$ 138,613
Credit loss termination						$ 193,795
Credit losses	$ 683,364		$ 683,364		669,974		259,690	$ 15,898
Provision for credit losses	$ 14,176	$ (23,401)	$ 24,391	$ 789
Related Party [Member]
Accounts receivable, Net [Line Items]
Account receivable current					0		462,114
Credit losses					$ 907,021		$ 322,395